Acquisitions and Divestitures Assets and Liabilities Held for Sale by Major Class (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash and cash equivalents	$ 27	$ 0
Inventories	21	92
Property, plant and equipment, net	25	139
Goodwill	0	669
Intangible assets, net	23	437
Other	26	39
Total assets held for sale	122	1,376
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Trade payables	3	16
Other	6	39
Total liabilities held for sale	$ 9	$ 55